Reconciliation of the information by business segment with consolidated financial statements	6 Months Ended
Jun. 30, 2019
Reconciliation of the information by business segment with consolidated financial statements
Reconciliation of the information by business segment with consolidated financial statements

9)  Reconciliation of the information by business segment with consolidated financial statements

			Consolidated
1st half 2019			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	102,533	(86)	102,447
Excise taxes	(12,121)	—	(12,121)
Revenues from sales	90,412	(86)	90,326

Purchases net of inventory variation	(60,533)	422	(60,111)
Other operating expenses	(13,758)	(45)	(13,803)
Exploration costs	(458)	—	(458)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,063)	(64)	(7,127)
Other income	453	115	568
Other expense	(190)	(208)	(398)

Financial interest on debt	(1,121)	(8)	(1,129)
Financial income and expense from cash & cash equivalents	(70)	—	(70)
Cost of net debt	(1,191)	(8)	(1,199)

Other financial income	486	—	486
Other financial expense	(383)	—	(383)

Net income (loss) from equity affiliates	1,071	452	1,523

Income taxes	(3,076)	(404)	(3,480)
Consolidated net income	5,770	174	5,944
Group share	5,646	221	5,867
Non-controlling interests	124	(47)	77

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
1st half 2018			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	102,138	13	102,151
Excise taxes	(12,757)	—	(12,757)
Revenues from sales	89,381	13	89,394

Purchases net of inventory variation	(60,623)	578	(60,045)
Other operating expenses	(13,496)	(202)	(13,698)
Exploration costs	(362)	—	(362)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,905)	(446)	(6,351)
Other income	628	147	775
Other expense	(115)	(488)	(603)

Financial interest on debt	(849)	(19)	(868)
Financial income and expense from cash & cash equivalents	(95)	—	(95)
Cost of net debt	(944)	(19)	(963)

Other financial income	561	—	561
Other financial expense	(329)	—	(329)

Net income (loss) from equity affiliates	1,403	184	1,587

Income taxes	(3,590)	(93)	(3,683)
Consolidated net income	6,609	(326)	6,283
Group share	6,437	(80)	6,357
Non-controlling interests	172	(246)	(74)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2019			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	51,301	(59)	51,242
Excise taxes	(6,040)	—	(6,040)
Revenues from sales	45,261	(59)	45,202

Purchases net of inventory variation	(30,295)	(95)	(30,390)
Other operating expenses	(7,042)	(36)	(7,078)
Exploration costs	(170)	—	(170)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,597)	(64)	(3,661)
Other income	253	68	321
Other expense	(117)	(72)	(189)

Financial interest on debt	(564)	(4)	(568)
Financial income and expense from cash & cash equivalents	(42)	—	(42)
Cost of net debt	(606)	(4)	(610)

Other financial income	326	—	326
Other financial expense	(188)	—	(188)

Net income (loss) from equity affiliates	457	355	812

Income taxes	(1,322)	(249)	(1,571)
Consolidated net income	2,960	(156)	2,804
Group share	2,887	(131)	2,756
Non-controlling interests	73	(25)	48

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2018			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	52,516	24	52,540
Excise taxes	(6,438)	—	(6,438)
Revenues from sales	46,078	24	46,102

Purchases net of inventory variation	(31,263)	664	(30,599)
Other operating expenses	(6,694)	(67)	(6,761)
Exploration costs	(158)	—	(158)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,011)	(424)	(3,435)
Other income	254	(2)	252
Other expense	(55)	(358)	(413)

Financial interest on debt	(469)	(9)	(478)
Financial income and expense from cash & cash equivalents	(54)	—	(54)
Cost of net debt	(523)	(9)	(532)

Other financial income	321	—	321
Other financial expense	(159)	—	(159)

Net income (loss) from equity affiliates	766	337	1,103

Income taxes	(1,911)	(176)	(2,087)
Consolidated net income	3,645	(11)	3,634
Group share	3,553	168	3,721
Non-controlling interests	92	(179)	(87)

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.